Earnings per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Calculations of loss/(earnings) per unit
The below table sets out the calculation of (loss)/earnings per unit for each of periods presented in this report.

(in US $ millions, except per unit data)	2019	2018		2017
Net (loss)/income attributable to:
Common unitholders	(76.2)	56.1		141.2
Subordinated unitholders	(16.7)	—		—
Seadrill member interest	—	—		—
Net (loss)/income attributable to Seadrill Partners LLC owners	(92.9)	56.1		141.2

Weighted average units outstanding (in thousands):
Common unitholders	7,528	7,528	*	7,528	*
Subordinated unitholders	1,654	1,654	*	1,654	*

(Loss)/Earnings per unit:
Common unitholders (U.S. dollar)	$(10.12)	$7.45	*	$18.76	*
Subordinated unitholders (U.S. dollar)	$(10.12)	—		—

Cash distributions declared and paid in the period per unit (1) (2)	$0.22	$4.00	*	$4.00	*

Subsequent event: Cash distributions declared and paid relating to the period per unit (2) (3):	$—	$0.01	*	$0.10	*

* These amounts have been updated to reflect the 1 for 10 reverse stock split on July 2, 2019.
(1) Refers to the cash distributions declared and paid during the year.
(2) Distributions were declared and paid only with respect to the common units in 2019, 2018 and 2017.
(3) Refers to the cash distribution relating to the period, declared and paid subsequent to the year-end.